Earnings per Share (Schedule of Earnings per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per Share [abstract]
Net income for the period	$ 33,990	$ 66,305
Weighted average number of shares ('000's)	159,785	158,036
Earnings per share - basic	$ 0.21	$ 0.42
Incremental shares from options, RSUs and PSUs	1,851	250
Incremental shares from warrants		26
Weighted average diluted number of shares (000's)	161,636	158,312
Diluted earnings per share	$ 0.21	$ 0.42